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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                            Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Mid Cap Value Fund
           Schedule of Investments  7/31/07 (unaudited)

Shares                                                        Value
           COMMON STOCKS - 98.7 %
           Energy - 5.1 %
           Integrated Oil & Gas - 1.2 %
550,000    Hess Corp.                                      $33,660,000
           Oil & Gas Equipment & Services - 1.1 %
550,000    Weatherford International, Inc. *               $30,431,500
           Oil & Gas Exploration & Production - 1.8 %
556,400    Plains Exploration & Product * (a)              $24,042,044
625,000    Southwestern Energy Co. *                        25,393,750
                                                           $49,435,794
           Oil & Gas Refining & Marketing - 1.0 %
550,000    Tesoro Petroleum Corp.                          $27,390,000
           Total Energy                                    $140,917,294
           Materials - 7.6 %
           Diversified Metals & Mining - 1.2 %
350,000    Freeport-McMoRan Copper & Gold, Inc. (Class B ) $32,893,000
           Gold - 1.1 %
700,000    Newmont Mining Corp.                            $29,225,000
           Industrial Gases - 2.1 %
675,000    Air Products & Chemicals, Inc.                  $58,299,750
           Metal & Glass Containers - 1.8 %
950,000    Ball Corp.                                      $48,706,500
           Specialty Chemicals - 1.4 %
800,000    International Flavor & Fragrances, Inc.         $40,088,000
           Total Materials                                 $209,212,250
           Capital Goods - 7.0 %
           Aerospace & Defense - 1.5 %
425,000    L-3 Communications Holdings, Inc.               $41,463,000
           Construction & Engineering - 0.9 %
750,000    KBR, Inc. *                                     $24,067,500
           Electrical Component & Equipment - 1.9 %
850,000    Thomas & Betts Corp. *                          $52,530,000
           Industrial Machinery - 1.0 %
588,925    Crane Co.                                       $27,008,101
           Trading Companies & Distributors - 1.7 %
550,000    W.W. Grainger, Inc.                             $48,048,000
           Total Capital Goods                             $193,116,601
           Commercial Services & Supplies - 4.3 %
           Diversified Commercial Services - 1.4 %
1,000,000  Equifax, Inc.                                   $40,460,000
           Environmental & Facilities Services - 2.9 %
1,175,000  Republic Services, Inc.                         $37,541,250
1,100,000  Waste Management, Inc.                           41,833,000
                                                           $79,374,250
           Total Commercial Services & Supplies            $119,834,250
           Transportation - 0.9 %
           Railroads - 0.9 %
550,000    CSX Corp.                                       $26,075,500
           Total Transportation                            $26,075,500
           Automobiles & Components - 1.3 %
           Auto Parts & Equipment - 1.3 %
400,000    BorgWarner, Inc.                                $34,580,000
           Total Automobiles & Components                  $34,580,000
           Consumer Durables & Apparel - 2.2 %
           Consumer Electronics - 0.9 %
200,000    Harman Interantional Industries, Inc.           $23,200,000
           Housewares & Specialties - 1.3 %
450,000    Fortune Brands, Inc.                            $36,585,000
           Total Consumer Durables & Apparel               $59,785,000
           Consumer Services - 4.5 %
           Casinos & Gaming - 1.7 %
550,000    Harrah's Entertainment, Inc.                    $46,579,500
           Education Services - 1.7 %
775,000    Apollo Group, Inc.*                             $45,810,250
           Hotels, Resorts & Cruise Lines - 1.1 %
700,000    Carnival Corp.                                  $31,017,000
           Total Consumer Services                         $123,406,750
           Media - 3.3 %
           Advertising - 1.9 %
4,850,000  The Interpublic Group of Companies, Inc. *      $50,876,500
           Broadcasting & Cable TV - 0.3 %
380,920    Entercom Communications Corp. (a)               $ 8,601,174
           Movies & Entertainment - 1.1 %
800,000    Viacom, Inc. (Class B) *                        $30,640,000
           Total Media                                     $90,117,674
           Retailing - 2.6 %
           Apparel Retail - 0.6 %
1,000,000  Gap, Inc.                                       $17,200,000
           Department Stores - 2.0 %
300,000    J.C. Penney Co., Inc.                           $20,412,000
250,000    Sears Holdings Corp. * (a)                       34,197,500
                                                           $54,609,500
           Total Retailing                                 $71,809,500
           Food & Drug Retailing - 4.8 %
           Drug Retail - 1.5 %
950,000    Walgreen Co.                                    $41,971,000
           Food Retail - 3.3 %
1,900,000  Kroger Co.                                      $49,324,000
850,000    Safeway, Inc.                                    27,089,500
523,214    Winn-Dixie Stores, Inc. *                        13,975,046
                                                           $90,388,546
           Total Food & Drug Retailing                     $132,359,546
           Food, Beverage & Tobacco - 4.3 %
           Brewers - 1.1 %
325,000    Molson Coors Brewing Co. (Class B)              $28,905,500
           Packaged Foods & Meats - 1.3 %
625,000    William Wrigley Jr. Co.                         $36,050,000
           Tobacco - 1.9 %
700,000    Loews Corp. Carolina Group                      $53,053,000
           Total Food, Beverage & Tobacco                  $118,008,500
           Health Care Equipment & Services - 8.1 %
           Health Care Equipment - 0.5 %
1,100,000  Boston Scientific Corp. *                       $14,465,000
           Health Care Services - 3.6 %
700,000    Laboratory Corp. of America Holdings *          $51,695,000
1,400,000  Omnicare, Inc. (a)                               46,424,000
                                                           $98,119,000
           Health Care Supplies - 1.8 %
1,000,000  Cooper Co., Inc. (a)                            $50,130,000
           Managed Health Care - 2.2 %
950,000    Aetna, Inc.                                     $45,666,500
275,000    CIGNA Corp.                                      14,201,000
                                                           $59,867,500
           Total Health Care Equipment & Services          $222,581,500
           Pharmaceuticals & Biotechnology - 1.3 %
           Life Sciences Tools & Services - 0.6 %
550,000    PerkinElmer, Inc.                               $15,306,500
           Pharmaceuticals - 0.7 %
400,000    Barr Laboratorie, Inc. *                        $20,488,000
           Total Pharmaceuticals & Biotechnology           $35,794,500
           Banks - 4.3 %
           Regional Banks - 3.4 %
500,000    Key Corp.                                       $17,345,000
300,000    Marshall & Ilsley Corp.                          12,363,000
500,000    PNC Bank Corp.                                   33,325,000
400,000    Zions Bancorporation                             29,820,000
                                                           $92,853,000
           Thrifts & Mortgage Finance - 0.9 %
800,000    Hudson City Bancorp, Inc.                       $ 9,776,000
450,000    The PMI Group, Inc.                              15,331,500
                                                           $25,107,500
           Total Banks                                     $117,960,500
           Diversified Financials - 4.5 %
           Asset Management & Custody Banks - 1.7 %
525,000    Legg Mason, Inc. (a)                            $47,250,000
           Consumer Finance - 1.3 %
1,133,580  The First Marblehead Corp. (a)                  $37,362,797
           Investment Banking & Brokerage - 1.5 %
2,200,000  E*TRADE Financial Corp. *                       $40,744,000
           Total Diversified Financials                    $125,356,797
           Insurance - 8.0 %
           Insurance Brokers - 1.2 %
850,000    Aon Corp.                                       $34,034,000
           Life & Health Insurance - 2.8 %
3,200,000  Unum Group                                      $77,760,000
           Property & Casualty Insurance - 3.0 %
675,000    Ambac Financial Group, Inc.                     $45,326,250
1,800,000  Progressive Corp.                                37,764,000
                                                           $83,090,250
           Reinsurance - 1.0 %
475,000    Renaissancere Holdings, Ltd.                    $27,312,500
           Total Insurance                                 $222,196,750
           Real Estate - 2.4 %
           Industrial Real Estate Investment Trust - 0.8 %
400,000    ProLogis Trust                                  $22,760,000
           Mortgage Real Estate Investment Trust - 1.0 %
2,000,000  Annaly Capital Management, Inc.                 $28,900,000
           Specialized Real Estate Investment Trust - 0.6 %
725,000    Host Hotels & Resorts, Inc. (a)                 $15,312,000
           Total Real Estate                               $66,972,000
           Software & Services - 1.6 %
           Data Processing & Outsourced Services - 1.1 %
525,000    Computer Sciences Corp. *                       $29,232,000
           Systems Software - 0.5 %
800,000    Symantec Corp. *                                $15,360,000
           Total Software & Services                       $44,592,000
           Technology Hardware & Equipment - 6.8 %
           Communications Equipment - 2.0 %
900,000    Andrew Corp. *                                  $12,654,000
1,000,000  Juniper Networks, Inc. *                         29,960,000
1,121,532  Tellabs, Inc. *                                  12,729,388
                                                           $55,343,388
           Computer Hardware - 2.7 %
1,400,000  NCR Corp. *                                     $73,108,000
           Computer Storage & Peripherals - 1.0 %
900,000    Imation Corp.                                   $28,152,000
           Office Electronics - 1.1 %
1,800,000  Xerox Corp. *                                   $31,428,000
           Total Technology Hardware & Equipment           $188,031,388
           Semiconductors - 1.3 %
           Semiconductors - 1.3 %
1,350,000  National Semiconductor Corp.                    $35,086,500
           Total Semiconductors                            $35,086,500
           Telecommunication Services - 1.0 %
           Wireless Telecommunication Services - 1.0 %
1,400,000  Sprint Nextel Corp.                             $28,742,000
           Total Telecommunication Services                $28,742,000
           Utilities - 11.6 %
           Electric Utilities - 5.7 %
850,000    American Electric Power Co., Inc.               $36,966,500
824,400    Edison International                             43,602,516
500,000    Firstenergy Corp.                                30,375,000
1,000,000  PPL Corp.                                        47,140,000
                                                           $158,084,016
           Gas Utilities - 1.8 %
950,000    Questar Corp.                                   $48,915,500
           Independent Power Producer & Energy Traders - 1.7 %
1,200,000  NRG Energy, Inc. *                              $46,260,000
           Multi-Utilities - 2.4 %
875,000    NSTAR                                           $27,518,750
459,600    Public Service Enterprise Group, Inc.            39,594,540
                                                           $67,113,290
           Total Utilities                                 $320,372,806
           TOTAL COMMON STOCKS
           (Cost  $2,344,671,982)                          $2,726,909,606

Principal
Amount ($)
           TEMPORARY CASH INVESTMENT - 6.0 %
           Repurchase Agreement - 0.6 %
17,600,000 UBS Warburg, Inc., 5.07%, dated 7/31/07, repurchase price of $17,600,000 plus accrued interest on 8/1/07 collateralized by $17,819,000 U.S. Treasury Note, 4.875%, 6/30/$17,600,000

Shares
           Security Lending Collateral - 5.4 %
148,421,970Securities Lending Investment Fund, 5.26%       $148,421,970
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $166,021,970)                            $166,021,970
           TOTAL INVESTMENT IN SECURITIES - 104.7%
           (Cost  $2,510,693,952)(b)                       $2,892,931,576
           OTHER ASSETS AND LIABILITIES - (4.7)%           $(128,875,560)
           TOTAL NET ASSETS - 100.0%                       $2,764,056,016

*          Non-income producing security.

(a)        At July 31, 2007, the following securities were out on loan:

Shares                         Security                       Value
297,000    Cooper Co., Inc.                                $14,888,610
304,600    Entercom Communications Corp.                    6,877,868
1,058,827  The First Marblehead Corp.                       34,898,938
717,750    Host Hotels & Resorts, Inc.                      15,158,880
427,513    Legg Mason, Inc.                                 38,476,170
588,687    Omnicare, Inc.                                   19,520,861
330,767    Plains Exploration & Product *                   14,292,442
68,870     Sears Holdings Corp. *                           9,420,727
           Total                                           $153,534,496


(b) At July 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,515,819,490 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $440,060,010

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value  (62,947,924)

           Net unrealized gain                             $377,112,086



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.